Trade Accounts and Other Payables (Tables)	12 Months Ended
Dec. 31, 2016
Trade Accounts and Other Payables [Abstract]
Trade Accounts and Other Payables	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2016	December 31, 2015
Creditors	6,146	5,710
Insurances	23	162
Other	181	107
Total	6,350	5,979